Statement to Securityholder
Ally Auto Receivables Trust 2017-5

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2017-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/22/2017

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2017-5

5. Collateral Summary	Collection Period, Begin:	5/1/2018
	Collection Period, End:	5/31/2018
6. Charge-Off and Delinquency Rates	Determination Date:	6/11/2018
	Distribution Date:	6/15/2018
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2017-5

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02007YAA2	142,000,000.00	6,588,269.87	1.40000000	6,588,269.87	7,942.53	6,596,212.40	0.00	0.00	0.00
A-2	02007YAB0	170,000,000.00	170,000,000.00	1.81000000	10,634,384.26	256,416.67	10,890,800.93	0.00	0.00	159,365,615.74
A-3	02007YAC8	170,000,000.00	170,000,000.00	1.99000000	0.00	281,916.67	281,916.67	0.00	0.00	170,000,000.00
A-4	02007YAD6	46,640,000.00	46,640,000.00	2.22000000	0.00	86,284.00	86,284.00	0.00	0.00	46,640,000.00
B	02007YAE4	11,760,000.00	11,760,000.00	2.40000000	0.00	23,520.00	23,520.00	0.00	0.00	11,760,000.00
C	02007YAF1	9,800,000.00	9,800,000.00	2.54000000	0.00	20,743.33	20,743.33	0.00	0.00	9,800,000.00
D	02007YAG9	7,280,000.00	7,280,000.00	2.99000000	0.00	18,139.33	18,139.33	0.00	0.00	7,280,000.00
Deal Totals		557,480,000.00	422,068,269.87		17,222,654.13	694,962.53	17,917,616.66	0.00	0.00	404,845,615.74

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	46.39626669	46.39626669	0.05593331	46.45220000	0.00000000	0.00000000
A-2	1,000.00000000	62.55520153	1.50833335	64.06353488	0.00000000	937.44479847
A-3	1,000.00000000	0.00000000	1.65833335	1.65833335	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.85000000	1.85000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.00000000	2.00000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.11666633	2.11666633	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.49166621	2.49166621	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	757.10029036
Ending Aggregate Note Pool Factor:	726.20652892

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	6,588,269.87	5/15/2018	6/14/2018	Actual/360	N/A	N/A	1.40000000	1.40000000	7,942.53
A-2	170,000,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	1.81000000	1.81000000	256,416.67
A-3	170,000,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	1.99000000	1.99000000	281,916.67
A-4	46,640,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.22000000	2.22000000	86,284.00
B	11,760,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.40000000	2.40000000	23,520.00
C	9,800,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.54000000	2.54000000	20,743.33
D	7,280,000.00	5/15/2018	6/14/2018	30/360	N/A	N/A	2.99000000	2.99000000	18,139.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	7,942.53	0.00	7,942.53	0.00
A-2	0.00	256,416.67	0.00	256,416.67	0.00
A-3	0.00	281,916.67	0.00	281,916.67	0.00
A-4	0.00	86,284.00	0.00	86,284.00	0.00
B	0.00	23,520.00	0.00	23,520.00	0.00
C	0.00	20,743.33	0.00	20,743.33	0.00
D	0.00	18,139.33	0.00	18,139.33	0.00
Deal Totals	0.00	694,962.53	0.00	694,962.53	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
4. Collections and Distributions

Collections
Receipts During the Period	18,597,947.77
Administrative Purchase Payments	116,913.30
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	239,283.42
Other Fees or Expenses Paid	0.00
Total Collections	18,954,144.49

Beginning Reserve Account Balance	1,399,999.80
Total Available Amount	20,354,144.29

Distributions
Total Available Amount	20,354,144.29
Basic Servicing Fee	357,790.22
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	632,559.87
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	23,520.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	20,743.33
Third Priority Principal Distributable Amount	2,662,655.17
Aggregate Class D Interest Distributable Amount	18,139.33
Fourth Priority Principal Distributable Amount	7,280,000.00
Reserve Account Deposit	1,399,999.80
Noteholders' Regular Principal Distributable Amount	7,279,998.96
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	677,237.61

Supplemental Servicing Fees	31,872.18
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	8,100.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-5

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	35,136	30,721	29,903
	Aggregate Receivables Principal Balance	559,999,919.78	429,348,268.83	412,125,614.70
	Aggregate Amount Financed	559,999,919.78	429,348,268.83	412,125,614.70

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.
B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	5.72000000	5.80714524	5.81835319	65.97	66.27	66.32	52.59	47.45	46.73

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.20%	1.13%	1.06%	1.29%	1.16%	1.32%	1.32%	1.25%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	420,736,941.77	27	214,368.94	7,939.59	0.6114%	29,903	60	0.2006%
Preceding	438,437,240.30	26	167,489.68	6,441.91	0.4584%	30,721	63	0.2051%
Next Preceding	456,965,982.17	21	191,804.74	9,133.56	0.5037%	31,542	68	0.2156%
Third Preceding	475,373,490.15	25	220,342.11	8,813.68	0.5562%	Three Month Average		0.2071%
Four Month Average					0.5324%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	559,999,919.78	965,880.72	0.1725%	31 - 60 days	251	3,449,281.65	0.8369%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	43	723,503.38	0.1756%
Trust 2017-5 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	17	296,157.07	0.0719%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		147	1,332,270.01
				Current Period		40	440,668.73
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		29	88,757.96
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		158	1,684,180.78

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	1,399,999.80	1,399,999.80	0.00	0.00	0.00	1,399,999.80	1,399,999.80

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,519,919.78
Current Overcollateralization	7,279,998.96
Overcollateralization Target	7,279,998.96

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.02%	0.13%	0.22%	0.28%	0.30%	0.20%	0.21%	0.25%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2017-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2017-5 will perform in the future.